Financial Instruments - Schedule of Derivative Assets and Liabilities (Details) - Derivative hedging instruments - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	¥ (4,332)	¥ (3,120)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	(2,177)	1,054
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		1,673
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		(1,693)
United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	155,015	68,154
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	1,562,772	1,178,796
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	513,196	305,964
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		128,717
Contract amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		129,574
Contract amount | United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	774,089	774,089
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount		0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		0
Contract amount to be settled in more than one year | United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 774,089	¥ 774,089